Background, Organization and Summary of Significant Accounting Policies - Schedule of Capitalized and Debt Portion of AFUDC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt portion	$ 4,558	$ 3,264	$ 1,666
Equity portion	4,161	3,627	2,296
AFUDC capitalized as part of utility plant	$ 8,719	$ 6,891	$ 3,962
AFUDC rate	5.36%	5.85%	5.95%